Subscription Fees Advanced from One Investor (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2020 CNY (¥) shares
Subscription Fees Advanced from One Investor [Line Items]
Cash consideration			¥ 15,000,000		¥ 15,000,000
Gain on extinguishment of liability	¥ 8,996,341	$ 1,237,938
Shanghai Xinhui Investment Consulting Co., Ltd. [Member]
Subscription Fees Advanced from One Investor [Line Items]
Consideration amount	6,003,659
Gain on extinguishment of liability	¥ 6,003,659
Zhibao China [Member]
Subscription Fees Advanced from One Investor [Line Items]
Equity interest			12.20%
Series Pre-A Redeemable Preferred Shares [Member]
Subscription Fees Advanced from One Investor [Line Items]
Preferred stock, shares Issued (in Shares) | shares					6,521,739
Preferred stock, shares outstanding (in Shares) | shares					6,521,739